Investments - Additional Information - Tanker Investments Ltd (Detail) (USD $)	1 Months Ended	6 Months Ended
	Jan. 31, 2014	Jun. 30, 2014
Net Investment Income [Line Items]
Stock purchase warrants		$ 6,839,000
Preferred Stock, Share		0
Tanker Investments Limited [Member]
Net Investment Income [Line Items]
Preferred stock, voting rights		elect one board member
Tanker Investments Limited [Member] | Series A- One Preferred Stock [Member]
Net Investment Income [Line Items]
Preferred Stock, Share	1
Tanker Investments Limited [Member] | Series A- Two Preferred Stock [Member]
Net Investment Income [Line Items]
Preferred Stock, Share	1
Teekay Tankers [Member] | Tanker Investments Limited [Member]
Net Investment Income [Line Items]
Purchase of common stock	5,000,000
Percentage of combined ownership interest	20.00%	13.00%
Issuance of equity private placement	250,000,000
Equity method investment	50,000,000
Stock purchase warrants	6,839,000
Gain from sale of investment		$ 4,100,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Suezmax tankers [Member]
Net Investment Income [Line Items]
Number of vessels		4
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Aframax tankers [Member]
Net Investment Income [Line Items]
Number of vessels		5
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Coated Aframax Tankers [Member]
Net Investment Income [Line Items]
Number of vessels		2
Teekay Tankers [Member] | Tanker Investments Limited [Member] | VLCC [Member]
Net Investment Income [Line Items]
Number of vessels		2
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member]
Net Investment Income [Line Items]
Purchase price of common stock	$ 10
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member] | Maximum [Member]
Net Investment Income [Line Items]
Number of shares available through exercise of stock purchase warrant	1,500,000